Cash Distributions and Net Income Per Unit Calculation of Net Income Allocated to the General and Limited Partners (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to SunCoke Energy Partners L.P.	$ 21.4	$ 20.2	$ 1.2	$ 13.2	$ 17.3	$ 13.7	$ 15.8	$ 11.8		$ 71.8	$ 83.4
General partner's incentive distribution rights	0.9				0.4					2.6	1.2
Net income available to general and limited partners									58.6	54.7
Marginal percentage interest in distributions (as a percent)									2.00%	2.00%
General partner's interest in net income									26.4	18.2	26.4
Limited partners' interest in net income subsequent to initial public offering									57.0	53.6	57.0
Common Units - Public | Limited Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net income subsequent to initial public offering									24.5	23.8
Common Units - Parent | Limited Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net income subsequent to initial public offering									4.0	6.2
Subordinated Units | Limited Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net income subsequent to initial public offering									28.5	23.6
Incentive Distribution | General Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner's incentive distribution rights	0.5				0				0	1.3	0
General partner's interest in net income									0	1.3
Allocated Interest | General Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner's interest in net income									1.6	1.1
Predecessor
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to SunCoke Energy Partners L.P.										15.8	24.8	82.8
General partner's interest in net income										15.8	24.8
Successor
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to SunCoke Energy Partners L.P.									$ 58.6	$ 56.0	$ 58.6	$ 0